Risk Management - Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments (Details) - ZAR (R) R in Thousands	Feb. 28, 2025	Feb. 29, 2024
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans	R 341,969	R 56,402
Lease obligations	217,990	219,780
Trade and other payables	414,147	398,153
Loan from a related party	138	924
Bank overdraft	205,299	23,362
Less than 1 year [Member]
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans	306,556	11,313
Lease obligations	84,398	74,161
Trade and other payables	414,147	398,153
Loan from a related party	138	924
Bank overdraft	205,299	23,362
2 years [Member]
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans	6,355	45,089
Lease obligations	69,922	63,876
Trade and other payables
Loan from a related party
Bank overdraft
3 years [Member]
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans	6,355
Lease obligations	46,061	34,842
Trade and other payables
Loan from a related party
Bank overdraft
4 years [Member]
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans	6,289
Lease obligations	16,821	31,868
Trade and other payables
Loan from a related party
Bank overdraft
>5 years [Member]
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans	16,414
Lease obligations	788	15,033
Trade and other payables
Loan from a related party
Bank overdraft